Separate Account Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Fair Value, Separate Account Investment
The following table presents fair value of separate account investment options:

December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Equity Funds	$22,990	$24,608	$687	$581	$48,866
Bond Funds	3,802	4,081	46	1,321	9,250
Balanced Funds	17,663	5,113	49	1,939	24,764
Money Market Funds	723	559	17	674	1,973
Total	$45,178	$34,361	$799	$4,515	$84,853

December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Equity Funds	$29,158	$33,849	$917	$748	$64,672
Bond Funds	4,745	4,496	50	1,468	10,759
Balanced Funds	23,460	6,326	60	2,515	32,361
Money Market Funds	564	467	17	271	1,319
Total	$57,927	$45,138	$1,044	$5,002	$109,111

Separate Account, Liability
The following table presents the balances and changes in separate account liabilities:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Separate accounts balance, beginning of year	$57,927	$45,138	$1,044	$5,002	$109,111
Premiums and deposits	2,420	1,611	37	69	4,137
Policy charges	(1,325)	(461)	(51)	(100)	(1,937)
Surrenders and withdrawals	(3,320)	(2,452)	(22)	(131)	(5,925)
Benefit payments	(898)	(613)	(6)	(59)	(1,576)
Investment performance	(9,861)	(8,479)	(201)	(319)	(18,860)
Net transfers from (to) general account	235	(383)	(2)	44	(106)
Other charges	—	—	—	9	9
Separate accounts balance, end of year	$45,178	$34,361	$799	$4,515	$84,853
Cash surrender value*	$44,124	$34,169	$777	$4,518	$83,588

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Separate accounts balance, beginning of year	$53,456	$41,310	$912	$4,612	$100,290
Premiums and deposits	4,081	1,979	49	76	6,185
Policy charges	(1,368)	(523)	(52)	(98)	(2,041)
Surrenders and withdrawals	(4,261)	(3,013)	(32)	(82)	(7,388)
Benefit payments	(1,039)	(615)	(10)	(23)	(1,687)
Investment performance	6,743	6,711	180	486	14,120
Net transfers from (to) general account	315	(711)	(3)	26	(373)
Other charges	—	—	—	5	5
Separate accounts balance, end of year	$57,927	$45,138	$1,044	$5,002	$109,111
Cash surrender value*	$56,727	$44,909	$1,026	$4,993	$107,655
* The cash surrender value represents the amount of the contract holder’s account balance distributable at the balance sheet date less applicable surrender charges.